Investment Objectives and Goals	Feb. 09, 2026
Defiance AdvMicrDev LightningSpread(TM) Income ETF
Prospectus [Line Items]
Risk/Return [Heading]	Defiance AdvMicrDev LightningSpread™ Income ETF - FUND SUMMARY
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund’s primary investment objective is to seek current income.
Objective, Secondary [Text Block]	The Fund’s secondary objective is to seek capital appreciation.
Defiance AAPL LightningSpread(TM) Income ETF
Prospectus [Line Items]
Risk/Return [Heading]	Defiance AAPL LightningSpread™ Income ETF - FUND SUMMARY
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund’s primary investment objective is to seek current income.
Objective, Secondary [Text Block]	The Fund’s secondary objective is to seek capital appreciation.
Defiance Blkstne LightningSpread(TM) Income ETF
Prospectus [Line Items]
Risk/Return [Heading]	Defiance Blkstne LightningSpread™ Income ETF - FUND SUMMARY
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund’s primary investment objective is to seek current income.
Objective, Secondary [Text Block]	The Fund’s secondary objective is to seek capital appreciation.
Defiance CRCL LightningSpread(TM) Income ETF
Prospectus [Line Items]
Risk/Return [Heading]	Defiance CRCL LightningSpread™ Income ETF - FUND SUMMARY
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund’s primary investment objective is to seek current income.
Objective, Secondary [Text Block]	The Fund’s secondary objective is to seek capital appreciation.
Defiance COIN LightningSpread(TM) Income ETF
Prospectus [Line Items]
Risk/Return [Heading]	Defiance COIN LightningSpread™ Income ETF - FUND SUMMARY
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund’s primary investment objective is to seek current income.
Objective, Secondary [Text Block]	The Fund’s secondary objective is to seek capital appreciation.
Defiance FcBk LightningSpread(TM) Income ETF
Prospectus [Line Items]
Risk/Return [Heading]	Defiance FcBk LightningSpread™ Income ETF - FUND SUMMARY
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund’s primary investment objective is to seek current income.
Objective, Secondary [Text Block]	The Fund’s secondary objective is to seek capital appreciation.
Defiance MSTR LightningSpread(TM) Income ETF
Prospectus [Line Items]
Risk/Return [Heading]	Defiance MSTR LightningSpread™ Income ETF - FUND SUMMARY
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund’s primary investment objective is to seek current income.
Objective, Secondary [Text Block]	The Fund’s secondary objective is to seek capital appreciation.
Defiance NVDA LightningSpread(TM) Income ETF
Prospectus [Line Items]
Risk/Return [Heading]	Defiance NVDA LightningSpread™ Income ETF - FUND SUMMARY
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund’s primary investment objective is to seek current income.
Objective, Secondary [Text Block]	The Fund’s secondary objective is to seek capital appreciation.
Defiance ORCL LightningSpread(TM) Income ETF
Prospectus [Line Items]
Risk/Return [Heading]	Defiance ORCL LightningSpread™ Income ETF - FUND SUMMARY
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund’s primary investment objective is to seek current income.
Objective, Secondary [Text Block]	The Fund’s secondary objective is to seek capital appreciation.
Defiance PLTR LightningSpread(TM) Income ETF
Prospectus [Line Items]
Risk/Return [Heading]	Defiance PLTR LightningSpread™ Income ETF - FUND SUMMARY
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund’s primary investment objective is to seek current income.
Objective, Secondary [Text Block]	The Fund’s secondary objective is to seek capital appreciation.
Defiance TSLA LightningSpread(TM) Income ETF
Prospectus [Line Items]
Risk/Return [Heading]	Defiance TSLA LightningSpread™ Income ETF - FUND SUMMARY
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund’s primary investment objective is to seek current income.
Objective, Secondary [Text Block]	The Fund’s secondary objective is to seek capital appreciation.
Defiance Bitcoin LightningSpread(TM) Income ETF
Prospectus [Line Items]
Risk/Return [Heading]	Defiance Bitcoin LightningSpread™ Income ETF - FUND SUMMARY
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund’s primary investment objective is to seek current income.
Objective, Secondary [Text Block]	The Fund’s secondary objective is to seek capital appreciation.
Defiance Ethereum LightningSpread(TM) Income ETF
Prospectus [Line Items]
Risk/Return [Heading]	Defiance Ethereum LightningSpread™ Income ETF - FUND SUMMARY
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund’s primary investment objective is to seek current income.
Objective, Secondary [Text Block]	The Fund’s secondary objective is to seek capital appreciation.
Defiance Gold LightningSpread(TM) Income ETF
Prospectus [Line Items]
Risk/Return [Heading]	Defiance Gold LightningSpread™ Income ETF - FUND SUMMARY
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund’s primary investment objective is to seek current income.
Objective, Secondary [Text Block]	The Fund’s secondary objective is to seek capital appreciation.
Defiance Gold Miners LightningSpread(TM) Income ETF
Prospectus [Line Items]
Risk/Return [Heading]	Defiance Gold Miners LightningSpread™ Income ETF - FUND SUMMARY
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund’s primary investment objective is to seek current income.
Objective, Secondary [Text Block]	The Fund’s secondary objective is to seek capital appreciation.
Defiance Silver LightningSpread(TM) Income ETF
Prospectus [Line Items]
Risk/Return [Heading]	Defiance Silver LightningSpread™ Income ETF - FUND SUMMARY
Objective [Heading]	Investment Objective
Objective, Secondary [Text Block]	The Fund’s secondary objective is to seek capital appreciation.
Defiance Solana LightningSpread(TM) Income ETF
Prospectus [Line Items]
Risk/Return [Heading]	Defiance Solana LightningSpread™ Income ETF - FUND SUMMARY
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund’s primary investment objective is to seek current income.
Objective, Secondary [Text Block]	The Fund’s secondary objective is to seek capital appreciation.
Defiance XRP LightningSpread(TM) Income ETF
Prospectus [Line Items]
Risk/Return [Heading]	Defiance XRP LightningSpread™ Income ETF - FUND SUMMARY
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund’s primary investment objective is to seek current income.
Objective, Secondary [Text Block]	The Fund’s secondary objective is to seek capital appreciation.